Stockholders' Deficit (Details Narrative) - shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Equity [Abstract]
Stock options granted
Stock warrants, granted
Share conversion ratio, description	The preferred shares convert to common at a ratio of 1 share of preferred stock converts to 30 shares of common stock.